Rights of use of assets (Details 2) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Total depreciation of right-of-use assets	$ 194	$ 190
Machinery And Equipment [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	4	10
Real Estate [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	30	2
Other [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	$ 160	$ 178